Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,757,000.00
Previously Paid Amount	0.00
Total Fee Amount	795.04
Total Offset Amount	0.00
Net Fee	795.04
Narrative - Max Aggregate Offering Price	$ 5,757,000.00
Final Prospectus	true